Fair Value Measurements - Additional Information (Details)				2 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($) shares	May 15, 2023 $ / shares	Oct. 31, 2022 USD ($)	May 31, 2023 $ / shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers or reclassifications into level 3					$ 0	$ 0
Transfers or reclassifications out of level 3					0	0
Proceeds from convertible debt					$ 38,000,000	18,400,000
Quoted market price of public warrants | $ / shares		$ 0.74		$ 0.53
Preferred Share Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, contractual term	10 years				10 years
May 2023 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt instrument	$ 93,300,000				$ 93,300,000
May 2023 Notes | Common Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in exchange of debt instrument | shares	4,298,463
2022 Notes and BDC Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reverse recapitalization embedded derivative fair value of embedded derivative	$ 24,800,000				24,800,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 400,000				400,000
April 2023 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from convertible debt					8,000,000
Repayments of convertible notes and warrants					$ 8,000,000
Measurement Input, Expected Term | 2022 Notes and BDC Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability measurement term	0 years		4 months 24 days
Fair Value of Common Share | May 2023 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value debt inputs measurement input	0.217				0.217
Fair Value Measurement Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, fair value	$ 0		$ 0		$ 0	0
Financial liabilities, fair value	$ 0		$ 15,247,000		$ 0	$ 15,247,000